COMMITMENTS (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	May 01, 2018	Apr. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments
Lease Term		3 years
Annual operating costs		$ 28,800	$ 133,379	$ 147,137	$ 160,856
Lease expire date	Apr. 30, 2020	Apr. 30, 2018
Office basic rent and operating costs		$ 28,800
Office support services expenses	$ 1,000	$ 7,000